THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                                   (unaudited)

ASSETS:
      Investments in BBH U.S. Money Market Portfolio
        (the "Portfolio"), at value ........................    $1,433,927,820
                                                                --------------
               Total Assets ................................     1,433,927,820
                                                                --------------

LIABILITIES:
      Payables for:
         Shareholder services/eligible institution fees ....           320,099
         Dividends declared ................................           135,399
         Administrative fees ...............................           121,637
         Board of Trustees' fees ...........................            11,725
         Professional fees .................................            10,752
         Accounting fees ...................................             4,667
         Accrued expenses and other liabilities ............            38,473
                                                                --------------
               Total Liabilities ...........................           642,752
                                                                --------------
NET ASSETS, for 1,433,285,068 fund shares outstanding ......    $1,433,285,068
                                                                ==============
Net Assets Consist of:
      Paid-in capital ......................................    $1,433,285,068
                                                                ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............             $1.00
                                                                         =====

                            STATEMENT OF OPERATIONS

                   For the six months ended December 31, 2001
                                  (unaudited)

INVESTMENT INCOME:
      Interest income allocated from Portfolio .............    $   24,524,003
      Expenses allocated from Portfolio ....................        (1,136,166)
                                                                --------------
               Net Investment Income Allocated
                 from Portfolio ............................        23,387,837
                                                                --------------

EXPENSES:
      Shareholder services/eligible institution fees .......         1,910,525
      Administrative fees ..................................           726,000
      Board of Trustees' fees ..............................            26,909
      Professional fees ....................................            18,305
      Accounting fees ......................................             4,000
      Miscellaneous expenses ...............................           108,750
                                                                --------------
               Total Expenses ..............................         2,794,489
                                                                --------------

NET INVESTMENT INCOME ......................................    $   20,593,348
                                                                ==============

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  For the
                                             six months ended        For the
                                             December 31, 2001     year ended
                                                (unaudited)       June 30, 2001
                                             -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
      Net investment income ..............   $    20,593,348    $    79,276,131
Dividends declared from net investment
  income .................................       (20,593,348)       (79,276,131)
                                             ---------------    ---------------
From Fund Share (Principal) Transactions
  at Net Asset Value of $1.00 per share:
      Fund shares sold ...................     2,448,054,766      6,005,365,598
      Fund shares issued in reinvestment
        of dividends .....................        10,814,337         42,188,481
      Fund shares repurchased ............    (2,475,326,301)    (6,019,793,941)
                                             ---------------    ---------------
Net increase (decrease) in net assets
  resulting from fund share
  transactions ...........................       (16,457,198)        27,760,138

NET ASSETS:
      Beginning of year ..................     1,449,742,266      1,421,982,128
                                             ---------------    ---------------
      End of period ......................   $ 1,433,285,068    $ 1,449,742,266
                                             ===============    ===============

                              FINANCIAL HIGHLIGHTS

                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                             For the six
                                            months ended                     For the years ended June 30,
                                          December 31, 2001     ------------------------------------------------------
                                             (unaudited)        2001          2000         1999        1998       1997
                                          -----------------     ----          ----         ----        ----       ----
Net asset value, beginning of year .......      $1.00           $1.00        $1.00         $1.00      $1.00       $1.00
Income from investment operations:
  Net investment income ..................       0.01            0.05         0.05          0.05       0.05        0.05
Dividends to shareholders from net
  investment income ......................      (0.01)          (0.05)       (0.05)        (0.05)     (0.05)      (0.05)
                                                -----           -----        -----         -----      -----       -----
Net asset value, end of period ...........      $1.00           $1.00        $1.00         $1.00      $1.00       $1.00
                                                =====           =====        =====         =====      =====       =====
Total return .............................       1.36%           5.57%        5.36%         4.77%      5.22%       5.07%(1)
Ratios/Supplemental Data(2):
  Net assets, end of period
    (000's omitted) ...................... $1,433,285      $1,449,742   $1,421,982    $1,074,741   $937,790    $917,536
  Ratio of expenses to average
    net assets ...........................       0.51%(3)        0.52%        0.53%         0.53%      0.55%       0.55%(1)
  Ratio of net investment income to
    average net assets ...................       2.68%(3)        5.43%        5.29%         4.66%      5.11%       4.96%

----------
(1) Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets for the year ended June 30, 1997, would have been 0.55%. For the same period, the total return of the Fund would have been 5.07%. The expense payment agreement was terminated on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

(3)  Annualized.

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2001, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 35% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the six months ended December 31, 2001, the Fund incurred $726,000 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2001, the Fund incurred $1,910,525 for shareholder servicing/eligible institution services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2001, the Fund incurred $26,909 for these fees.

                      THE 59 WALL STREET MONEY MARKET FUND

                                   (unaudited)

Accounting Fees. The Trust has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2001, the Fund incurred $4,000 for accounting services.

      3. Supplemental Proxy Information (unaudited)

      A special meeting of shareholders of the 59 Wall Street Money Market Fund was held on November 16, 2001. The description of each proposal and number of shares are as follows:

      1. To modify the Fund's fundamental policy regarding borrowing and to authorize the Trust to act by any authorized means to approve a corresponding modification to the Portfolio's fundamental policy regarding borrowing (which approval by the Portfolio's investors, as a group must occur before the proposed change to the Fund's policy may be implemented).

                                  Shares Voted     % of Voted      % of Total
                                  ------------     ----------      ----------
           For ................  1,511,483,122        96.17%          96.17%
           Against ............     41,373,835         2.63%           2.63%
           Abstain ............     18,920,558         1.20%           1.20%
                                 -------------       ------          ------
           Total ..............  1,571,777,515       100.00%         100.00%

      2. To eliminate the Fund's fundamental policy regarding investments in restricted securities and to authorize the Trust to act by any authorized means to approve the elimination of the Portfolio's fundamental investment policy regarding investments in restricted securities (which approval by the Portfolio's investors, as a group must occur before the Fund's policy may be eliminated).

                                  Shares Voted     % of Voted      % of Total
                                  ------------     ----------      ----------
           For ................  1,509,351,577        96.03%          96.03%
           Against ............     42,612,257         2.71%           2.71%
           Abstain ............     19,813,681         1.26%           1.26%
                                 -------------       ------          ------
           Total ..............  1,571,777,515       100.00%         100.00%

      3. To eliminate the Fund's fundamental policy regarding investments in other investment companies and to authorize the trust to act by any authorized means to approve the elimination of the Portfolio's fundamental investment policy regarding investments in other investment companies (which approval by the Portfolio's investors, as a group must occur before the Fund's policy may be eliminated).

                                  Shares Voted     % of Voted      % of Total
                                  ------------     ----------      ----------
           For ................  1,512,115,381        96.20%          96.20%
           Against ............     40,555,573         2.58%           2.58%
           Abstain ............     19,106,561         1.22%           1.22%
                                 -------------       ------          ------
           Total ..............  1,571,777,515       100.00%         100.00%

      4. Subsequent Event

      At the meeting of the Board of Trustees on November 9, 2001, the trustees approved a change in the name of the Fund to "BBH Money Market Fund". The change will be effective upon the Fund's next prospectus filing on or about February 28, 2002.

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                             Annualized
                                                                              Yield on
   Principal                                                      Maturity    Date of
    Amount                                                          Date      Purchase        Value
 ------------                                                     --------   ----------  ---------------
                 CERTIFICATES OF DEPOSIT (24.2%)
  $ 50,000,000   Bank of Montreal .............................   01/17/02     3.680%    $   50,000,000
    50,000,000   Bank of Nova Scotia ..........................   11/15/02     2.300         49,922,493
    75,000,000   Banque Nationale de Paris ....................   04/15/02     1.790         75,000,000
    20,000,000   Canadian Imperial Bank of Commerce -
                   New York Branch ............................   01/22/02     5.400         20,000,052
    33,000,000   Canadian Imperial Bank of Commerce -
                   New York Branch ............................   05/22/02     4.230         32,999,385
     5,000,000   Canadian Imperial Bank of Commerce -
                   New York Branch ............................   07/12/02     4.060          5,002,504
    50,000,000   Deutsche Bank ................................   02/11/02     2.230         50,003,297
     5,000,000   Deutsche Bank ................................   02/19/02     5.190          5,000,063
    50,000,000   Dresdner Bank ................................   01/25/02     2.060         50,000,000
    50,000,000   Dresdner Bank ................................   12/13/02     2.170         50,004,689
    75,000,000   Lloyds Bank ..................................   02/05/02     2.070         75,002,106
    15,000,000   Lloyds Bank ..................................   12/02/02     2.170         15,002,726
   100,000,000   National Westminister Bank ...................   01/04/02     2.510        100,000,761
    50,000,000   Rabobank Nederland NV ........................   02/14/02     3.450         50,002,765
    40,000,000   Rabobank Nederland NV ........................   05/07/02     3.620         40,015,867
    50,000,000   Societe Generale .............................   01/22/02     2.450         50,000,000
    50,000,000   Societe Generale - New York Branch ...........   01/17/02     3.670         50,000,000
     8,000,000   Toronto Dominion Bank ........................   06/20/02     3.860          7,996,986
    50,000,000   Toronto Dominion Bank ........................   06/26/02     3.700         50,023,719
    50,000,000   Toronto Dominion Bank ........................   12/13/02     2.250         50,009,372
    75,000,000   UBS AG Stamford ..............................   03/28/02     2.030         75,000,000
    50,000,000   Westdeutsche Landesbank ......................   02/26/02     2.000         50,000,000
                                                                                         --------------
                 TOTAL CERTIFICATES OF DEPOSIT ................                           1,000,986,785
                                                                                         --------------
                 COMMERCIAL PAPER (30.2%)
    50,000,000   American Express Credit Corp. ................   02/01/02     1.980         50,000,000
    50,000,000   BP Amoco Plc. ................................   01/02/02     1.750         50,000,000
    50,000,000   Bank of New York .............................   01/28/02     2.000         49,927,778
    50,000,000   Bear Stearns & Co., Inc. .....................   01/02/02     1.870         50,000,000
    50,000,000   Bear Stearns & Co., Inc. .....................   01/04/02     1.880         49,994,778
    50,000,000   Credit Suisse First Boston ...................   01/18/02     3.660         49,918,666
    50,000,000   Denmark Danske Bank ..........................   01/14/02     1.800         49,970,000
    23,173,000   General RE Corp. .............................   01/25/02     1.870         23,145,315
    20,000,000   General RE Corp. .............................   02/11/02     2.040         19,954,666
    75,000,000   General Electric Capital Corp. ...............   01/30/02     2.470         74,862,916
    50,000,000   General Electric Capital Corp. ...............   01/31/02     3.540         49,857,417
    25,000,000   General Electric Capital Corp. ...............   03/15/02     2.720         24,864,000
    50,000,000   Goldman Sachs Group, Inc. ....................   01/25/02     2.430         49,922,375
    75,000,000   ING Bank .....................................   01/23/02     1.840         74,919,500
   100,000,000   J.P. Morgan Chase & Co. ......................   01/18/02     2.040         99,909,333
   100,000,000   Merrill Lynch & Co., Inc. ....................   01/04/02     1.900         99,989,444
    75,000,000   Morgan Stanley Dean Witter ...................   01/09/02     1.920         74,972,000

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                             Annualized
                                                                              Yield on
   Principal                                                      Maturity    Date of
    Amount                                                          Date      Purchase        Value
 ------------                                                     --------   ----------  ---------------
                 COMMERCIAL PAPER (CONTINUED)
  $ 25,000,000   Morgan Stanley Dean Witter ...................   01/30/02     2.000%    $   24,961,111
    40,000,000   National Rural Utilities .....................   01/07/02     2.100         39,988,778
    25,000,000   Proctor & Gamble Co. .........................   01/11/02     1.930         24,987,938
    50,000,000   Prudential Funding, LLC ......................   01/08/02     2.060         50,000,000
    28,500,000   Schering Corp. ...............................   03/21/02     2.030         28,374,030
    50,000,000   Tyco Capital Corp. ...........................   01/15/02     2.030         50,000,000
    50,000,000   UBS Finance, Ltd. ............................   01/02/02     1.850         49,997,500
    40,000,000   Verizon Network Funding ......................   01/03/02     2.030         39,997,745
                                                                                         --------------
                 TOTAL COMMERCIAL PAPER .......................                           1,250,515,290
                                                                                         --------------
                 CORPORATE BONDS (6.0%)
    50,000,000   Associates Corp. of North America*+ ..........   01/03/02     2.640         50,000,056
    31,300,000   Associates Corp. of North America* ...........   02/22/02     2.230         31,306,985
    20,000,000   Wal-Mart Stores, Inc. ........................   06/01/02     5.450         20,097,233
   100,000,000   Wells Fargo & Co. ............................   01/16/02     2.290        100,000,000
    50,000,000   Westdeutsche Landesbank* .....................   09/04/02     1.870         49,993,447
                                                                                         --------------
                 TOTAL CORPORATE BONDS ........................                             251,397,721
                                                                                         --------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (22.9%)
    50,000,000   Federal Home Loan Bank .......................   03/08/02     3.200         49,711,111
    75,000,000   Federal Home Loan Bank .......................   04/15/02     2.130         74,542,938
    49,750,000   Federal Home Loan Bank .......................   06/19/02     1.810         49,329,778
   100,000,000   Federal Home Loan Bank* ......................   02/14/03     1.768         99,948,812
   100,000,000   Federal Home Loan Bank* ......................   02/26/03     1.808         99,958,076
    43,000,000   Federal Home Loan Mortgage Corp. .............   02/28/02     3.200         42,782,133
    27,922,000   Federal Home Loan Mortgage Corp. .............   03/15/02     2.000         27,808,317
    99,500,000   Federal Home Loan Mortgage Corp. .............   04/05/02     1.775         99,039,895
    25,000,000   Federal Home Loan Mortgage Corp. .............   04/25/02     2.080         24,836,776
    50,000,000   Federal Home Loan Mortgage Corp. .............   05/17/02     2.050         49,381,250
   150,000,000   Federal National Mortgage Assoc. .............   01/10/02     2.280        149,923,833
    80,886,000   Federal National Mortgage Assoc. .............   02/21/02     3.340         80,510,778
   100,000,000   Federal National Mortgage Assoc. .............   02/28/02     1.800         99,711,834
                                                                                         --------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .....                             947,485,531
                                                                                         --------------
                 TIME DEPOSITS (8.0%)
    75,000,000   Bank of Montreal .............................   01/02/02     1.000         75,000,000
    10,000,000   Bank of Scotland .............................   01/02/02     1.250         10,000,000
    25,000,000   Banque Nationale de Paris ....................   01/02/02     1.000         25,000,000
    25,000,000   Canadian Imperial Bank of Commerce ...........   01/02/02     1.000         25,000,000
    15,000,000   Canadian Imperial Bank of Commerce ...........   01/02/02     0.880         15,000,000
    25,000,000   Dresdner Bank ................................   01/02/02     1.000         25,000,000
   150,000,000   Royal Bank of Canada .........................   01/02/02     1.000        150,000,000
     5,300,000   Societe Generale .............................   01/02/02     1.000          5,300,000
                                                                                         --------------
                 TOTAL TIME DEPOSITS ..........................                             330,300,000
                                                                                         --------------

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                             Annualized
                                                                              Yield on
   Principal                                                      Maturity    Date of
    Amount                                                          Date      Purchase        Value
 ------------                                                     --------   ----------  ---------------

                 REPURCHASE AGREEMENT (8.4%)
  $350,000,000   Bear Stearns & Co., Inc.
                   (Agreement dated 12/31/2001 collateralized
                   by U.S. Treasury securities) (Identified
                   cost $350,000,000)# ........................   01/02/02    1.650%    $  350,000,000
                                                                                        --------------

TOTAL INVESTMENTS, AT AMORTIZED COST .....................................     99.7%    $4,130,685,327
OTHER ASSETS IN EXCESS OF LIABILITIES ....................................      0.3         10,484,273
                                                                              -----     --------------
NET ASSETS ...............................................................    100.0%    $4,141,169,600
                                                                              =====     ==============

----------
* Variable Rate instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 2001 coupon rate.

+     Rule 144A security.

# The securities held as collateral for the Bear Stearns & Co., Inc. repurchase agreement were as follows:
        $50,000,000 U.S. Treasury Bill, 0.000%, due 06/13/02, ($48,626,457 to be
          received upon maturity)
        $74,845,000 U.S. Treasury Note, 6.625%, due 03/31/02, ($75,449,916 to be
          received upon maturity)
        $19,000,000 U.S. Treasury Note, 5.750%, due 10/31/02, ($19,377,776 to be
          received upon maturity)
        $40,831,000 U.S. Treasury Note, 6.625%, due 04/30/02, ($41,114,769 to be
          received upon maturity)
        $41,645,000 U.S. Treasury Note, 6.375%, due 08/15/02, ($42,939,936 to be
          received upon maturity)
        $14,585,000 U.S. Treasury Note, 7.250%, due 08/15/04, ($15,954,462 to be
          received upon maturity)
        $99,500,000 U.S. Treasury Note, 6.750%, due 05/15/05, ($106,569,368 to
          be received upon maturity)

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
      Investments, at amortized cost .......................    $4,130,685,327
      Cash .................................................            34,442
      Interest receivable ..................................        11,063,511
                                                                --------------
               Total Assets ................................     4,141,783,280
                                                                --------------
LIABILITIES:
      Payables for:
         Investment advisory fees ..........................           338,676
         Custodian fees ....................................           127,602
         Administrative fees ...............................           118,536
         Board of Trustees' fees ...........................            13,233
         Accrued expenses and other liabilities ............            15,633
                                                                --------------
               Total Liabilities ...........................           613,680
                                                                --------------

NET ASSETS .................................................    $4,141,169,600
                                                                ==============

                            STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                          (expressed in U.S. dollars)
                                  (unaudited)

NET INVESTMENT INCOME:
      Income:
         Interest ..........................................    $   53,071,540
                                                                --------------
      Expenses:
         Investment advisory fees ..........................         1,689,802
         Administrative fees ...............................           591,430
         Custodian fees ....................................           156,874
         Professional fees .................................            44,432
         Board of Trustees' fees ...........................            37,233
         Miscellaneous expenses ............................             9,594
                                                                --------------
               Total Expenses ..............................         2,529,365
               Fees paid indirectly ........................           (15,173)
                                                                --------------
               Net Expenses ................................         2,514,192
                                                                --------------

NET INVESTMENT INCOME ......................................    $   50,557,348
                                                                ==============

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                 For the
                                            six months ended        For the
                                            December 31, 2001     year ended
                                               (unaudited)       June 30, 2001
                                            -----------------    -------------
INCREASE IN NET ASSETS:
From Investment Activities:
      Net investment income ............    $    50,557,348     $   103,726,721
                                            ---------------     ---------------

Capital Transactions:
      Proceeds from contributions ......      7,728,788,954       9,245,361,175
      Value of withdrawals .............     (5,996,186,450)     (8,593,561,950)
                                            ---------------     ---------------
         Net increase in net assets
           resulting from
           capital transactions ........      1,732,602,504         651,799,225
                                            ---------------     ---------------
      Net increase in net assets .......      1,783,159,852         755,525,946

NET ASSETS:
      Beginning of year ................      2,358,009,748       1,602,483,802
                                            ---------------     ---------------
      End of period ....................    $ 4,141,169,600     $ 2,358,009,748
                                            ===============     ===============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                    For the six
                                   months ended
                                   December 31,                         For the years ended June 30,
                                        2001           ----------------------------------------------------------------
                                    (unaudited)         2001             2000           1999         1998          1997
                                  -------------        ------           ------         ------       ------        ------
Total return ....................        1.55%              5.95%           5.70%          5.11%        5.56%        5.39%
Ratios/Supplemental Data:
     Net assets, end of
       period (000's omitted) ...  $4,141,170         $2,358,010      $1,602,484     $1,075,162     $938,137     $917,904
Expenses as a percentage of
  average net assets:
  Expenses paid by the
     Portfolio.. ................        0.15%(1)           0.15%           0.21%          0.21%        0.23%        0.24%
  Expenses offset
     arrangement ................        0.00%(1)(2)        0.01%             --             --           --           --
                                         ----               ----            ----           ----         ----         ----
                                         0.15%(1)           0.16%           0.21%          0.21%        0.23%        0.24%
  Ratio of net investment
     income to average net
     assets .....................        2.98%(1)           5.64%           5.60%          4.98%        5.41%        5.26%

----------
(1)   Annualized.

(2)   Amount is less than 0.01% per share.

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2001, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the six months ended December 31, 2001, the Portfolio incurred $1,689,802 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2001, the Portfolio incurred $591,430 for administrative services.

                         BBH U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2001, the Fund incurred $37,233 for the trustees fees.

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2001, the Portfolio incurred $156,874 for custody services. These fees were reduced by $15,173 as a result of an expense offset arrangement with the portfolio's custodian.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                               Money Market Fund

                               SEMI-ANNUAL REPORT
                                December 31, 2001